Income Taxes (Details) $ in Millions	12 Months Ended
Sep. 30, 2025 HKD ($)
Income Taxes [Line Items]
Amount of assessable profits (in Dollars)	$ 2.0
Lower tax rate of assessable profits	8.25%
Statutory income tax rate	25.00%
Tax benefit, percentage	50.00%
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%
Huadi Steel [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%
Hong Kong Inland Revenue Ordinance [Member]
Income Taxes [Line Items]
Income tax rate	16.50%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate	16.50%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.00%